Consolidated Statements of Changes in Equity		Share capital MYR (RM) shares		Capital contribution MYR (RM)	Exchange translation reserve MYR (RM)	Retained earnings MYR (RM)	Total attributable to owners of the Company MYR (RM)	Non- controlling interests MYR (RM)	Other reserve MYR (RM)	MYR (RM) shares		USD ($) shares
Balance at Jun. 30, 2022		RM 4,416		RM 192,175,283	RM (6)	RM 101,972,912	RM 294,152,605	RM 342,343		RM 294,494,948
Balance (in Shares) at Jun. 30, 2022 | shares	[1]	667,709
Profit/(loss) for the financial year						25,834,757	25,834,757	1,702,468		27,537,225
Gain (loss) on foreign currency translations					1,100,195		1,100,195			1,100,195
Total and other comprehensive income/(loss)					1,100,195	25,834,757	26,934,952	1,702,468		28,637,420
Transaction with Owners
Reclassification of capital contribution to liabilities				(27,600,000)			(27,600,000)			(27,600,000)
Effect of accretion of interest in subsidiaries						1,951,653	1,951,653	(1,951,653)
Issuance of shares		RM 23,304,379					23,304,379			23,304,379
Issuance of shares (in Shares) | shares	[1]	1,097,547
Merger reserve from common control						10	10			10
Redemption of non-convertible redeemable preference shares by non-controlling interest of a subsidiary								1,000		1,000
Total transaction with Owners		RM 23,304,379		(27,600,000)		1,951,663	(2,343,958)	(1,950,653)		(4,294,611)
Total transaction with Owners (in Shares) | shares	[1]	1,097,547
Balance at Jun. 30, 2023		RM 23,308,795		164,575,283	1,100,189	129,759,332	318,743,599	94,158		318,837,757
Balance (in Shares) at Jun. 30, 2023 | shares	[1]	1,765,256
Profit/(loss) for the financial year						(54,999,680)	(54,999,680)	310,846		(54,688,834)
Gain (loss) on foreign currency translations					278,449		278,449			278,449
Total and other comprehensive income/(loss)					278,449	(54,999,680)	(54,721,231)	310,846		(54,410,385)
Transaction with Owners
Acquisition of equity interest in subsidiaries								(49,000)		(49,000)
Effect of accretion of interest in subsidiaries						54,293	54,293	(54,293)
Disposal of subsidiaries								(300,311)		(300,311)
Redemption of non-convertible redeemable preference shares by non-controlling interest of a subsidiary								(1,000)		(1,000)
Total transaction with Owners						54,293	54,293	(404,604)		(350,311)
Balance at Jun. 30, 2024		RM 23,308,795		164,575,283	1,378,638	74,813,945	264,076,661	400		RM 264,077,061
Balance (in Shares) at Jun. 30, 2024 | shares		1,765,256	[1]							1,765,256	[2]	1,765,256	[2]
Profit/(loss) for the financial year						(71,369,819)	(71,369,819)			RM (71,369,819)		$ (16,932,341)
Gain (loss) on foreign currency translations					(2,440,668)		(2,440,668)			(2,440,668)		(579,043)
Total and other comprehensive income/(loss)					(2,440,668)	(71,369,819)	(73,810,487)			(73,810,487)
Transaction with Owners
Acquisition of subsidiaries							(59,401)		(59,401)	(59,401)
Total transaction with Owners							(59,401)		(59,401)	(59,401)
Balance at Jun. 30, 2025		RM 23,308,795		RM 164,575,283	RM (1,062,030)	RM 3,444,126	RM 190,206,773	RM 400	RM (59,401)	RM 190,207,173		$ 45,126,257
Balance (in Shares) at Jun. 30, 2025 | shares		1,765,256	[1]							1,765,256	[2]	1,765,256	[2]

[1]	Retrospectively restated for effect of reverse share split on May 29, 2025 as disclosed in Note 13.
[2]	Retrospectively restated for effect of reverse share split at a ratio 1 for 15 on May 29, 2025 as disclosed in Note 13.